UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22061

Name of Fund:  BlackRock Funds II

BlackRock Floating Rate Income Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)(b)		Par (000)	Value
ACAS CLO Ltd., Series 2015-1A, Class D, 3.83%, 4/18/27	USD	970	$934,465
ALM VII R Ltd.:
Series 2013-7RA, Class C, 3.73%, 4/24/24		2,500	2,467,693
Series 2013-7RA, Class D, 5.28%, 4/24/24		1,500	1,488,988
ALM VII R-2 Ltd., Series 2013-7R2A, Class C, 3.73%, 4/24/24		750	746,116
ALM VIII Ltd., Series 2013-8A, Class C, 3.46%, 1/20/26		3,000	2,902,991
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 4.45%, 12/09/26		1,000	995,000
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class D, 3.66%, 4/15/27		1,250	1,180,125
Series 2015-6A, Class E1, 5.16%, 4/15/27		1,000	879,100
Apidos CDO, Series 2015-21A, Class C, 3.83%, 7/18/27		750	736,050
Apidos CLO XII, Series 2013-12A, Class D, 3.25%, 4/15/25		1,000	960,948
ARES CLO Ltd., Series 2012-2A, Class DR, 3.97%, 10/12/23		1,000	1,000,000
Ares XXXII CLO Ltd., Series 2014-32A, Class C, 4.45%, 11/15/25		1,000	1,001,250
Atlas Senior Loan Fund Ltd., Series 2012-1A, Class B2L, 6.51%, 8/15/24		1,160	1,166,275
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class D, 3.96%, 10/15/26		2,125	2,084,256
Atrium X, Series 2013-10A, Class D, 3.75%, 7/16/25		750	739,236
Battalion CLO IV Ltd., Series 2013-4A, Class C, 3.63%, 10/22/25		1,250	1,203,477
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class C, 3.75%, 7/15/24		750	726,967
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class C, 3.96%, 4/18/27		1,000	970,000
Series 2015-VIA, Class D, 5.81%, 4/18/27		1,000	950,000
BlueMountain CLO Ltd.:
Series 2014-4A, Class E, 5.55%, 11/30/26		1,000	949,625
Series 2015-2A, Class E, 5.63%, 7/18/27		750	716,025
Carlyle Global Market Strategies, Series 2015-2A, Class C, 4.02%, 4/27/27		750	735,000
Central Park CLO Ltd., Series 2011-1A, Class D, 3.46%, 7/23/22		250	248,165
CIFC Funding Ltd.:
Series 2013-2A, Class B1L, 3.86%, 4/21/25		500	492,721
Series 2014-3A, Class D, 3.66%, 7/22/26		750	721,766
Series 2014-5A, Class D2, 4.74%, 1/17/27		1,000	1,000,861

Asset-Backed Securities (a)(b)		Par (000)	Value
Series 2015-1A, Class D, 4.26%, 1/22/27	USD	1,000	$986,600
Series 2015-2A, Class D, 3.87%, 4/15/27		1,250	1,200,500
Dryden Senior Loan Fund, Series 2014-36A, Class E, 5.47%, 11/09/25		1,500	1,433,614
Highbridge Loan Management Ltd.,
Series 6A-2015, Class D, 1.27%, 5/05/27		950	921,500
ING IM CLO Ltd., Series 2013-2A, Class C, 3.76%, 4/25/25		500	491,458
Lightpoint CLO VII Ltd., Series 2007-7A, Class B, 0.97%, 5/15/21		3,500	3,324,875
Madison Park Funding IX Ltd., Series 2012-9AR, Class DR, 4.13%, 8/15/22		1,945	1,945,000
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.76%, 10/23/25		1,405	1,384,496
Neuberger Berman CLO XV, Series 2013-15A, Class D, 3.53%, 10/15/25		2,000	1,912,590
Neuberger Berman CLO XVI Ltd.,
Series 2014-16A, Class D, 3.63%, 4/15/26		750	722,026
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class C, 3.98%, 11/14/25		1,500	1,477,619
Series 2014-18A, Class D, 5.48%, 11/14/25		1,000	946,464
Octagon Investment Partners XVI Ltd.,
Series 2013-1A, Class D, 3.61%, 7/17/25		500	482,304
Octagon Investment Partners XXII Ltd.,
Series 2014-1A, Class E1, 5.54%, 11/22/25		1,750	1,660,119
OZLM IX Ltd., Series 2014-9A, Class C, 3.85%, 1/20/27		1,000	983,529
OZLM XII Ltd., Series 2015-12A, Class C, 3.98%, 4/30/27		1,160	1,122,068
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.18%, 7/15/25		2,250	2,237,180
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 3.78%, 1/21/26		1,500	1,464,269
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 3.83%, 1/23/27		1,250	1,205,000
Stewart Park CLO Ltd., Series 2015-1A, Class E, 5.72%, 4/15/26		1,750	1,645,000
TICP CLO I Ltd., Series 2015-1A, Class D, 3.93%, 7/20/27		750	712,950
TICP CLO III Ltd., Series 2014-3A, Class D2, 4.46%, 1/20/27		1,000	998,663
Venture XI CLO Ltd.:
Series 2012-11AR, Class DR, 4.23%, 11/14/22		750	746,008
Series 2012-11AR, Class ER, 6.43%, 11/14/22		750	746,128
Venture XII CLO Ltd., Series 2012-12A, Class D, 3.91%, 2/28/24		500	490,552
Venture XX CLO Ltd., Series 2015-20A, Class D, 4.12%, 4/15/27		1,000	971,500
Vibrant CLO II Ltd., Series 2013-2A, Class B, 3.03%, 7/24/24		2,000	1,945,000

Portfolio Abbreviations

AKA	Also known as	FKA	Formerly known as
CAD	Canadian Dollar	GBP	British Pound
CLO	Collateralized Loan Obligation	USD	U.S. Dollar

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2015	1

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)(b)		Par (000)	Value
Voya CLO Ltd., Series 2014-4A, Class C, 4.28%, 10/14/26	USD	1,500	$1,499,947
Total Asset-Backed Securities — 2.3%			63,654,059

Common Stocks		Shares	Value
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (c)		235,827	179,229
GEO Specialty Chemicals, Inc. (a)(c)		39,151	29,755

			208,984
Diversified Consumer Services — 0.1%
Education Management Corp. (a)(c)		1,532,378	48,576
Houghton Mifflin Harcourt Co. (c)		86,901	2,292,441

			2,341,017
Media — 0.0%
Cengage Learning Acquisitions, Inc. (Thomson Learning)		46,024	1,265,660
Paper & Forest Products — 0.1%
Norbord, Inc.		85,754	1,831,701
Total Common Stocks — 0.2%			5,647,362

Corporate Bonds		Par (000)	Value
Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.27%, 12/15/19 (a)(b)		5,530	5,440,137
Diversified Telecommunication Services — 0.3%
Altice Financing SA, 6.63%, 2/15/23 (a)		2,210	2,290,113
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (a)		5,885	5,885,000

			8,175,113
Health Care Equipment & Supplies — 0.1%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp, 8.13%, 6/15/21 (a)		1,495	1,539,850
Metals & Mining — 0.0%
Novelis, Inc., 8.38%, 12/15/17		965	1,009,631
Oil, Gas & Consumable Fuels — 0.6%
Blackstone CQP Holdco LP, 9.30%, 3/31/19		4,626	4,579,798
California Resources Corp., 5.50%, 9/15/21		2,325	2,202,937
CONSOL Energy, Inc., 5.88%, 4/15/22		2,470	2,303,275
Sabine Pass LNG LP, 7.50%, 11/30/16		6,500	6,938,750

			16,024,760
Pharmaceuticals — 0.5%
Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/20 (a)		6,435	6,708,487
5.88%, 5/15/23 (a)		3,850	3,989,563
6.13%, 4/15/25 (a)		2,105	2,189,200

			12,887,250
Real Estate Investment Trusts (REITs) — 0.1%
Communications Sales & Leasing, Inc., 6.00%, 4/15/23 (a)		2,330	2,341,650
Road & Rail — 0.1%
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		3,334	3,325,665

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 7.00%, 3/01/20 (a)	USD	2,260	$2,494,475
Total Corporate Bonds — 2.0%			53,238,531

Floating Rate Loan Interests (b)		Par (000)	Value
Advertising — 0.2%
Affinion Group, Inc., Tranche B Term Loan, 6.75%, 4/30/18		6,563	6,324,807
Aerospace & Defense — 1.0%
B/E Aerospace, Inc., Term Loan, 4.00%, 12/16/21		8,204	8,278,770
Digitalglobe, Inc., Term Loan, 3.75%, 1/31/20		3,876	3,878,342
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		7,913	6,975,593
TASC, Inc., Second Lien Term Loan, 12.00%, 5/21/21		4,300	4,509,625
TransDigm, Inc.:
Tranche D Term Loan, 3.75%, 6/04/21		1,985	1,981,169
Tranche E Term Loan, 3.50%, 5/14/22		1,569	1,558,101

			27,181,600
Air Freight & Logistics — 0.4%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		3,210	3,049,193
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		3,351	3,183,357
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		552	524,550
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		4,622	4,390,839

			11,147,939
Airlines — 0.5%
Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.25%, 10/18/18		5,047	5,042,798
Northwest Airlines, Inc.:
B757-300, 1.63%, 3/10/17		531	508,273
B757-300, 2.25%, 3/10/17		500	488,514
Loan B757-200, 1.63%, 9/10/18		539	516,396
Loan B757-200, 1.63%, 9/10/18		534	511,624
Loan B757-300, 2.25%, 3/10/17		500	488,750
US Airways, Inc., Tranche B-1 Term Loan (Consenting), 3.50%, 5/23/19		4,998	4,988,654

			12,545,009
Auto Components — 0.6%
Affinia Group, Inc., Tranche B-2 Term Loan, 4.75%, 4/27/20		2,801	2,800,588
Dayco Products LLC (Mark IV Industries, Inc.), Term Loan, 5.25%, 12/12/19		5,905	5,912,632
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19		5,621	5,657,313
UCI International, Inc. (United Components), Term Loan, 5.50%, 7/26/17		1,853	1,834,824

			16,205,357

2	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2015

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Automobiles — 0.1%
FCA U.S. LLC (FKA Chrysler Group LLC), Tranche B Term Loan, 3.25%, 12/31/18	USD	3,141	$3,140,769
Beverages — 0.3%
Blue Ribbon LLC, Initial Term Loan (First Lien), 5.75%, 11/15/21		7,247	7,292,065
Biotechnology — 0.3%
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.19%, 2/27/21		7,716	7,731,496
Building Products — 2.2%
Continental Building Products LLC, First Lien Term Loan, 4.00%, 8/28/20		4,396	4,388,172
CPG International, Inc., Term Loan, 4.75%, 9/30/20		21,135	20,989,316
Jeld-Wen, Inc. (Onex BP Finance LP), Initial Loan, 5.25%, 10/15/21		10,060	10,110,086
Nortek, Inc., Loan, 3.50%, 10/30/20		3,325	3,312,407
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		9,288	9,283,272
Wilsonart LLC:
Initial Term Loan, 4.00%, 10/31/19		7,992	7,969,107
Tranche B Term Loan, 4.00%, 10/31/19		3,777	3,766,158

			59,818,518
Capital Markets — 0.9%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17		3,730	3,720,319
AssuredPartners Capital, Inc., Initial Term Loan (First Lien), 5.00%, 4/02/21		7,763	7,762,995
Moxie Patriot LLC, Construction B-1 Advances, 6.75%, 12/19/20		6,695	6,661,525
SAM Finance Luxembourg S.à r.l. (Santandar), Dollar Term Loan, 4.25%, 12/17/20		6,296	6,309,879

			24,454,718
Chemicals — 3.6%
Allnex (Luxembourg) & Cy SCA, Tranche B-1 Term Loan, 4.50%, 10/03/19		2,160	2,165,435
Allnex USA, Inc., Tranche B-2 Term Loan, 4.50%, 10/03/19		1,121	1,123,540
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		7,759	6,827,634
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20		7,597	7,592,769
The Chemours Co., Tranche B Term Loan, 3.75%, 5/12/22		5,573	5,577,510
Chromaflo Technologies Corp. (Chromaflo Technologies Finance BV):
Term B Loan (First Lien), 4.50%, 12/02/19		3,953	3,935,265
Term B Loan (Second Lien), 8.25%, 6/02/20		2,040	1,988,924
Huntsman International LLC, 2014-1 Incremental Term Loan, 3.75%, 10/01/21		1,995	1,999,988
INEOS U.S. Finance LLC, Cash Dollar Term Loan, 3.75%, 5/04/18		6,768	6,766,060
Kleopatra Holdings 2 SCA, Initial U.S. Borrower Dollar Term Loan , 5.00%, 4/28/20		3,510	3,520,986
Kronos Worldwide, Inc., 2015 Refinancing Term Loan, 4.00%, 2/18/20		2,406	2,407,697

Floating Rate Loan Interests (b)		Par (000)	Value
Chemicals (concluded)
Macdermid, Inc. (Platform Specialty Products Co.):
Tranche B Term Loan (First Lien), 4.50%, 6/07/20	USD	8,764	$8,796,528
Tranche B-2 Term Loan, 4.75%, 6/07/20		7,961	7,998,885
Minerals Technologies, Inc., Initial Term Loan, 4.00%, 5/07/21		8,416	8,431,911
Oxea Finance & Cy SCA (Oxea Finance LLC):
Term Loan (Second Lien), 8.25%, 7/15/20		4,720	4,328,240
Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		8,688	8,369,122
Road Infrastructure Investment LLC:
Term Loan (First Lien 2014), 4.25%, 3/31/21		5,999	5,954,405
Term Loan (Second Lien 2014), 7.75%, 9/30/21		3,800	3,572,000
Royal Adhesives and Sealants LLC, Term B Loan (First Lien), 5.50%, 7/31/18		2,398	2,404,443
Trinseo Materials Operating SCA (Trinseo Materials Finance, Inc.), Term B Loan, 4.25%, 11/05/21		2,710	2,715,637
Univar, Inc., Term B Loan, 5.00%, 6/30/17		3,176	3,170,476

			99,647,455
Commercial Services & Supplies — 3.8%
ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 3.75%, 10/09/19		5,396	5,367,369
Allied Security Holdings LLC:
Closing Date Term Loan (First Lien), 4.25%, 2/12/21		8,144	8,145,261
Closing Date Term Loan (Second Lien), 8.00%, 8/13/21		5,287	5,305,021
Aramark Corp.:
LC-2 Facility, 0.03% - 3.65%, 7/26/16		25	24,498
LC-3 Facility, 0.03% - 3.65%, 7/26/16		10	10,053
U.S. Term E Loan, 3.25%, 9/06/19		8,844	8,856,937
Dealer Tire LLC, Initial Term Loan, 5.50%, 12/22/21		3,521	3,558,857
GCA Services Group, Inc.:
Initial Loan (Second Lien), 9.25%, 11/01/20		1,404	1,411,020
Replacement Term Loan (First Lien), 4.25% - 5.50%, 11/01/19		2,707	2,707,043
Infogroup, Inc., Term B Loan, 7.50%, 5/26/18		1,423	1,376,611
Intertrust Group BV, Facility 2 (Second Lien), 8.00%, 4/15/22		4,175	4,182,849
iQor U.S., Inc., Term B Loan (First Lien), 6.00%, 4/01/21		4,239	3,942,285
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		8,640	8,926,363
Livingston International, Inc., Initial Term B-1 Loan (First Lien), 5.00%, 4/18/19		3,149	3,117,716
Nexeo Solutions LLC, Initial Loans, 5.00%, 9/08/17		5,750	5,663,488
Packers Holdings LLC, Initial Term Loan, 5.00%, 12/02/21		6,933	6,967,288
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		18,846	18,802,970
W3 Co.:
Term Loan (First Lien), 5.75%, 3/13/20		9	8,619
Term Loan (Second Lien), 9.25%, 9/13/20		1,456	1,274,306

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2015	3

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies (concluded)
Waste Industries USA, Inc., Initial Term Loan, 4.25%, 2/27/20	USD	4,650	$4,673,707
West Corp., Term B-10 Loan, 3.25%, 6/30/18		5,106	5,095,970
York Risk Services Holding Corp. (Onex York Finance LP), Term Loan, 4.75%, 10/01/21		5,286	5,239,561

			104,657,792
Communications Equipment — 0.4%
Blue Coat Holdings, Inc., Initial Term Loan, 3.50%, 5/20/22		4,860	4,862,027
Commscope, Inc., Incremental Term Loan B, 3.00%, 5/27/22		4,410	4,415,513
Riverbed Technology, Inc., Term Loan, 6.00%, 4/24/22		2,750	2,775,795

			12,053,335
Construction & Engineering — 0.4%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		8,444	8,396,465
Stonewall Gas Gathering LLC, Loan, 8.75%, 1/28/22		3,586	3,612,908

			12,009,373
Construction Materials — 0.7%
Faenza Acquisition GmbH (CeramTec Acquisition Corp.):
Dollar Term B-3 Loan, 4.25%, 8/30/20		1,489	1,494,213
Initial Dollar Term B-1 Loan, 4.25%, 8/30/20		4,945	4,963,070
Initial Dollar Term B-2 Loan, 4.25%, 8/30/20		502	503,550
Headwaters, Inc., Term B Loan, 4.50%, 3/24/22		3,352	3,364,779
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/28/20		4,859	4,859,076
Stardust Finance Holdings, Inc., Senior Lien Term Loan, 6.50%, 3/13/22		2,967	2,976,519

			18,161,207
Containers & Packaging — 0.8%
BWay Intermediate Company, Inc., Initial Term Loan, 5.50%, 8/14/20		6,437	6,458,445
Kleopatra Holdings 2 SCA, Initial German Borrower Dollar Term Loan, 5.00%, 4/28/20		1,500	1,504,695
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.50%, 12/01/18		14,648	14,700,515

			22,663,655
Distributors — 0.4%
American Tire Distributors, Inc., Initial Term Loan, 5.25%, 9/01/21		4,912	4,956,892
Fram Group Holdings, Inc./Prestone Holdings, Inc.:
Loan (Second Lien), 11.00%, 1/29/18		4,165	3,727,675
Term Loan (First Lien), 7.00%, 7/29/17		3,717	3,571,169

			12,255,736
Diversified Consumer Services — 1.5%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.):
Term B Loan, 4.00% - 5.25%, 1/30/20		11,253	11,266,738
Term B-1 Loan, 4.50% - 5.75%, 1/30/20		3,286	3,298,744

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Consumer Services (concluded)
Education Management II LLC:
Tranche A Term Loan, 5.50%, 7/02/20	USD	128	$115,954
Tranche B Term Loan, 8.50%, 7/02/20		217	163,331
The Servicemaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		25,035	25,097,754
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.00%, 4/02/20		2,055	1,016,913

			40,959,434
Diversified Financial Services — 0.4%
Jefferies Fin LLC/JFIN, Term Loan B, 4.50%, 5/11/20		6,850	6,815,750
Schaeffler AG (FKA named INA Beteiligungsge- sellschaft mit beschränkter Haftung), Facility B-USD, 4.25%, 5/15/20		5,365	5,390,162

			12,205,912
Diversified Telecommunication Services — 4.7%
Altice Financing SA:
Dollar Denominated Tranche Loan, 5.25%, 2/04/22		2,835	2,862,159
Term Loan, 5.50%, 7/02/19		7,081	7,145,453
Avaya, Inc., Term Loan B7, 5.25%, 4/30/20		13,595	13,396,785
Consolidated Communications, Inc., Initial Term Loan, 4.25%, 12/23/20		5,530	5,536,771
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		5,190	5,207,452
Integra Telecom Holdings, Inc.:
Initial Loan (Second Lien), 9.75%, 2/21/20		3,422	3,439,581
Term Loan B1, 5.25%, 5/14/20		8,255	8,207,136
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		12,853	12,800,060
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, 4.00%, 1/15/20		18,845	18,832,983
Tranche B-III 2019 Term Loan, 4.00%, 8/01/19		10,042	10,036,107
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.00%, 4/13/20		12,834	12,814,348
Telesat Canada, Term A Loan, 3.00%, 3/28/17	CAD	4,315	3,450,065
Virgin Media Investment Holdings Ltd.:
B Facility, 3.50%, 6/07/20	USD	5,673	5,655,713
E Facility, 4.25%, 6/30/23	GBP	2,305	3,530,074
Ziggo BV:
USD B1 Facility, 3.50%, 1/15/22	USD	6,237	6,208,659
USD B2 Facility, 3.50%, 1/15/22		4,019	4,000,979
USD B3 Facility, 3.50%, 1/15/22		6,610	6,580,179

			129,704,504
Electric Utilities — 0.6%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16		10,960	11,001,100
Texas Competitive Electric Holdings Co. LLC (TXU), 2017 Term Loan (Extending), 4.67%, 10/10/17		7,930	4,817,475

			15,818,575
Electrical Equipment — 0.0%
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/20		796	793,802

4	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2015

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Electronic Equipment, Instruments & Components — 0.7%
Dell International LLC:
Term B Loan, 4.50%, 4/29/20	USD	13,313	$13,318,717
Term C Loan, 3.75%, 10/29/18		4,731	4,730,095

			18,048,812
Energy Equipment & Services — 0.4%
American Energy - Marcellus LLC, Initial Loan (First Lien), 5.25%, 8/04/20		3,058	2,318,600
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21		9,233	7,908,629
Offshore Group Investment Ltd. (Vantage Drilling Co.), Second Term Loan, 5.75%, 3/28/19		1,045	735,946
Seventy Seven Operating LLC, Term Loan, 3.75%, 6/25/21		835	782,417

			11,745,592
Food & Staples Retailing — 2.0%
BJ’s Wholesale Club, Inc.:
2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20		3,635	3,671,350
New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		14,459	14,500,339
New Albertson’s, Inc., Term B Loan, 4.75%, 6/27/21		4,990	5,002,400
Performance Food Group, Inc. (FKA Vistar Corp.), Initial Loan (Second Lien), 6.25%, 11/14/19		8,665	8,697,060
Rite Aid Corp.:
Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		2,665	2,691,650
Tranche 2 Term Loan (Second Lien), 4.88%, 6/21/21		9,685	9,697,106
Supervalu, Inc., New Term Loan, 4.50%, 3/21/19		4,087	4,097,461
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Incremental Term Loan, 4.50%, 3/31/19		5,742	5,754,654

			54,112,020
Food Products — 1.6%
Diamond Foods, Inc., Loan, 4.25%, 8/20/18		10,679	10,678,994
Dole Food Co., Inc., Tranche B Term Loan, 4.50% - 5.75%, 11/01/18		9,657	9,705,028
Hearthside Group Holdings LLC, Term Loan, 4.50%, 6/02/21		9,550	9,577,677
Pinnacle Foods Finance LLC, New Term Loan G, 3.00%, 4/29/20		1,440	1,435,335
Post Holdings, Inc., Series A Incremental Term Loan, 3.00%, 6/02/21		3,292	3,280,286
Reddy Ice Corp.:
Term B Loan (First Lien), 6.75% - 7.75%, 5/01/19		6,561	5,806,573
Term B Loan (Second Lien), 10.75%, 11/01/19		3,750	2,868,750

			43,352,643
Gas Utilities — 0.2%
Samchully Midstream 3 LLC, Initial Term Loan, 5.75%, 10/20/21		4,838	4,789,496
Health Care Equipment & Supplies — 2.2%
Amedisys, Inc. (Amedisys Holding LLC), Initial Term Loan (Second Lien), 8.50%, 7/28/20		5,500	5,390,000
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Facility B2 (USD), 5.50%, 1/17/22		4,172	4,174,989

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Equipment & Supplies (concluded)
Biomet, Inc., Dollar Term B-2 Loan, 3.68%, 7/25/17	USD	9,400	$9,389,897
ConvaTec, Inc., Dollar Term Loan, 4.00%, 12/22/16		3,635	3,633,944
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		10,780	10,796,817
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18		10,883	10,924,225
Mallinckrodt International Finance SA, Initial Term B Loan, 3.25%, 3/19/21		7,287	7,275,366
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		9,359	9,225,021

			60,810,259
Health Care Providers & Services — 6.6%
Acadia Healthcare Co., Inc., Tranche B Term Loan, 4.25%, 2/11/22		1,390	1,401,245
ADMI Corp., Initial Term Loan, 5.50%, 4/29/22		2,850	2,869,608
Air Medical Group Holdings, Inc., Initial Term Loan, 4.50%, 4/28/22		9,650	9,605,224
AmSurg Corp., Initial Term Loan, 3.75%, 7/16/21		11,573	11,601,681
Ardent Medical Services, Inc., Term Loan (First Lien), 6.75%, 7/02/18		1,685	1,686,730
CHS/Community Health Systems, Inc.:
Incremental 2018 Term F Loans, 3.44% - 3.53%, 12/31/18		4,498	4,508,113
Term Loan G, 3.75%, 12/31/19		10,579	10,580,093
Term Loan H, 4.00%, 1/27/21		19,465	19,498,037
Curo Health Services Holdings, Inc., Term B Loan (First Lien), 6.50%, 2/07/22		8,460	8,519,897
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B Term Loan, 3.50%, 6/24/21		14,232	14,256,410
Emdeon, Inc.:
Term B-2 Loan, 3.75%, 11/02/18		5,999	6,007,856
Term B-3 Loan, 3.75%, 11/02/18		2,886	2,889,107
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, 4.00%, 5/25/18		4,774	4,778,597
Genesis Healthcare LLC, Loan, 10.00%, 12/04/17		2,926	2,984,839
HC Group Holdings III, Inc., Initial Term Loan, 6.00%, 4/07/22		3,515	3,542,529
HCA, Inc., Tranche B-5 Term Loan, 2.94%, 3/31/17		8,823	8,820,402
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		10,302	10,329,482
Millennium Health LLC (FKA Millennium Laboratories LLC), Tranche B Term Loan, 5.25%, 4/16/21		7,219	4,953,816
MPH Acquisition Holdings LLC, Initial Term Loan, 3.75%, 3/31/21		5,858	5,844,135
National Mentor Holdings, Inc., Tranche B Term Loan, 4.25%, 1/31/21		4,465	4,471,485
Prestige Brands, Inc., Term B-3 Loan, 3.50%, 9/03/21		2,639	2,642,118
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20		4,453	4,469,439
Surgical Care Affiliates, Inc., Initial Term Loan, 4.25%, 3/17/22		7,003	7,020,006
Tenet Healthcare Corp., Loan, 4.50%, 3/22/16		10,550	10,550,000
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		8,147	8,149,946

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2015	5

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Providers & Services (concluded)
U.S. Renal Care, Inc., Tranche B-2 Term Loan (First Lien), 4.25%, 7/03/19	USD	10,374	$10,382,281

			182,363,076
Health Care Technology — 0.2%
IMS Health, Inc., Term B Dollar Loan, 3.50%, 3/17/21		6,369	6,357,689
Hotels, Restaurants & Leisure — 7.6%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		3,756	3,748,613
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		14,245	14,417,080
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Horton’s), Term Loan B, 3.75%, 12/10/21		24,560	24,570,773
Bass Pro Group LLC:
New Term Loan, 3.75%, 11/20/19		8,455	8,452,055
Term Loan B, 4.25%, 6/05/20		2,280	2,279,824
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20		8,143	8,167,331
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		31,143	29,908,141
CCM Merger, Inc. (MotorCity Casino Hotel), Term Loan, 4.50%, 8/06/21		5,083	5,108,008
Centaur Acquisition LLC, Term Loan (Second Lien), 8.75%, 2/20/20		2,795	2,811,295
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		7,118	7,126,639
Equinox Holdings, Inc., New Initial Term Loan (First Lien), 5.00%, 1/31/20		789	792,958
ESH Hospitality, Inc. (AKA Extended Stay America), Term Loan, 5.00%, 6/24/19		4,515	4,594,013
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		9,510	9,525,083
Intrawest Operations Group LLC, Initial Term Loan, 4.75%, 12/09/20		5,466	5,496,585
La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%, 4/14/21		17,286	17,316,546
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.50%, 12/20/19		9,567	9,553,119
Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 3.75%, 8/13/20		4,977	4,989,788
ROC Finance LLC, Funded Term B Loan, 5.00%, 6/20/19		2,822	2,778,714
Scientific Games International, Inc.:
Initial Term B-2 Loan, 6.00%, 10/01/21		6,185	6,206,146
Initial Term Loan, 6.00%, 10/18/20		5,715	5,735,390
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		16,944	16,975,990
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan, 5.75%, 9/02/21		17,328	17,470,218

			208,024,309
Independent Power and Renewable Electricity Producers — 2.0%
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.00%, 5/03/20		5,356	5,277,676
Calpine Corp.:
Term Loan (10/12), 4.00%, 10/09/19		2,053	2,053,781
Term Loan B, 2.75%, 5/20/22		9,695	9,669,696
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		11,578	11,627,064

Floating Rate Loan Interests (b)		Par (000)	Value
Independent Power and Renewable Electricity Producers (concluded)
Exgen Texas Power LLC, Term Loan, 5.75%, 9/18/21	USD	1,155	$1,157,079
Granite Acquisition, Inc.:
Term B Loan (First Lien), 5.00%, 12/17/21		9,542	9,653,111
Term C Loan (First Lien), 5.00%, 12/17/21		421	425,801
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 6.50%, 11/13/21		4,080	4,122,514
Panda Temple Power II LLC, Construction Term Loan Advance, 7.25%, 4/03/19		3,010	2,874,550
Terra-Gen Finance Co. LLC, Term Loan, 5.25%, 12/09/21		4,434	4,478,226
TPF II Power LLC (TPF II Covert Midco LLC), Term Loan, 5.50%, 10/02/21		4,364	4,422,715

			55,762,213
Insurance — 1.5%
Alliant Holdings I LLC, Initial Term Loan, 5.00%, 12/20/19		7,281	7,335,454
AmWINS Group LLC:
New Term Loan (First Lien), 5.25%, 9/06/19		7,696	7,750,856
Term Loan (Second Lien ), 9.50%, 9/04/20		2,111	2,125,530
Cooper Gay Swett & Crawford Ltd. (CGSC of Delaware Holdings Corp.), Term Loan (First Lien), 5.00%, 4/16/20		7,304	6,792,444
Sedgwick Claims Management Services, Inc.:
Initial Loan (Second Lien), 6.75%, 2/28/22		7,410	7,294,256
Initial Term Loan (First Lien), 3.75%, 3/01/21		10,871	10,740,951

			42,039,491
Internet & Catalog Retail — 0.4%
Leonardo Acquisition Corp. (AKA 1-800 Contacts), Term Loan (First Lien), 4.25%, 1/29/21		9,712	9,709,120
Internet Software & Services — 1.7%
DealerTrack Technologies, Inc., Term Loan, 3.50%, 2/28/21		9,755	9,738,749
Go Daddy Operating Co. LLC, Initial Term Loan, 4.25%, 5/13/21		8,711	8,737,257
Sabre GLBL, Inc. (FKA Sabre, Inc.), Term C Loan, 3.50%, 2/19/18		261	261,229
Zayo Group LLC (Zayo Capital, Inc.), 2021 Term Loan, 3.75%, 5/06/21		28,354	28,311,896

			47,049,131
IT Services — 1.1%
Evertec Group LLC (FKA Evertec LLC), Term B Loan, 3.50%, 4/17/20		2,776	2,737,399
Genpact Ltd., Term Loan, 3.50%, 8/30/19		5,189	5,195,272
IG Investments Holdings LLC, Extended Tranche B Term Loan, 6.00%, 10/31/21		7,627	7,640,161
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche C Term Loan , 3.93%, 2/28/17		2,850	2,851,197
Tyche Holdings LLC (AKA TransFirst, Inc.):
Loan (Second Lien), 9.00%, 11/11/22		2,883	2,890,958
Term Loan (First Lien), 5.50%, 11/12/21		5,132	5,133,000

6	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2015

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
IT Services (concluded)
Vantiv LLC (FKA Fifth Third Processing Solutions LLC), Term B Loan, 3.75%, 6/13/21	USD	3,305	$3,313,373

			29,761,360
Leisure Products — 0.4%
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 4.25%, 10/16/19		6,927	6,933,172
Performance Sports Group Ltd. (FKA Bauer Performance Sports Ltd.), Initial Term Loan, 4.00%, 4/15/21		4,810	4,770,935

			11,704,107
Life Sciences Tools & Services — 1.5%
DPX Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 4.25%, 3/11/21		8,330	8,293,816
Houghton Mifflin Harcourt Publishers, Inc., Term Loan B, 3.00%, 5/11/21		11,432	11,389,216
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.00%, 12/05/18		18,408	18,427,700
Sterigenics-Nordion Holdings LLC, Initial Term Loan, 3.25%, 5/15/22		4,500	4,500,000

			42,610,732
Machinery — 3.5%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		12,573	12,198,694
Alliance Laundry Systems LLC:
Initial Term Loan (First Lien), 4.25%, 12/10/18		6,940	6,943,190
Initial Term Loan (Second Lien), 9.50%, 12/10/19		1,023	1,027,841
Allison Transmission, Inc., Term B-3 Loan, 3.50%, 8/23/19		4,070	4,084,408
Ameriforge Group, Inc., Initial Term Loan (Second Lien), 8.75%, 12/21/20		1,715	1,446,311
Filtration Group Corp., Term Loan (First Lien), 4.25%, 11/20/20		3,739	3,747,589
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		6,549	6,497,429
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		27,208	27,082,235
Mueller Water Products, Inc., Initial Loan, 4.00%, 11/25/21		5,165	5,198,403
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		11,362	11,345,973
SIG Combibloc Holdings SCA (FKA Onex Wizard
Acquisition Co. II SCA), Initial Dollar Term Loan, 4.25%, 3/11/22		6,215	6,241,227
Wabash National Corp., Tranche B-2 Loan, 4.25%, 3/18/22		5,108	5,150,045
Windsor Financing LLC, Term B Facility, 6.25%, 12/05/17		6,112	6,142,939

			97,106,284
Media — 7.7%
Acosta Holdco, Inc., Tranche B-1 Loan, 4.25%, 9/26/21		6,194	6,207,816
Advantage Sales & Marketing, Inc.:
Initial Term Loan (First Lien), 4.25%, 7/23/21		5,278	5,274,033

Floating Rate Loan Interests (b)		Par (000)	Value
Media (concluded)
Term Loan (Second Lien), 7.50%, 7/25/22	USD	3,245	$3,270,149
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 8.25%, 3/31/20		21,444	21,494,042
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 0.00%, 12/31/14 (c)(d)		1,812	—
Term Loan, 0.00%, 12/31/14 (c)(d)		1,240	—
Creative Artists Agency LLC, Initial Term Loan, 5.50%, 12/17/21		4,376	4,413,337
Hemisphere Media Holdings LLC (International Espanol, Inc.), Term B Loan, 5.00%, 7/30/20		3,822	3,824,327
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 6.94%, 1/30/19		23,850	22,270,117
Interactive Data Corp., Term Loan, 4.75%, 5/02/21		20,468	20,524,465
Liberty Cablevision of Puerto Rico LLC (FKA San Juan Cable LLC), Term B Loan (First Lien), 4.50%, 1/07/22		6,960	6,965,777
Live Nation Entertainment, Inc., Term B-1 Loan, 3.50%, 8/17/20		3,738	3,742,748
MCC Iowa LLC:
Tranche H Term Loan, 3.25%, 1/29/21		6,546	6,508,123
Tranche J Term Loan, 3.75%, 6/30/21		1,662	1,660,775
Media General, Inc., Term B Loan, 4.25%, 7/31/20		10,517	10,558,878
Numericable U.S. LLC:
Dollar Denominated Tranche B-1 Loan, 4.50%, 5/21/20		10,841	10,867,771
Dollar Denominated Tranche B-2 Loan, 4.50%, 5/21/20		9,379	9,402,102
Salem Media Group, Term Loan, 4.50%, 3/13/20		3,238	3,232,360
Tribune Co., Initial Term Loan, 4.00%, 12/27/20		15,143	15,147,334
TWCC Holding Corp., Term Loan, 2.75%, 2/13/17		7,805	7,774,326
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		23,543	23,501,271
UPC Financing Partnership, Facility AH, 3.25%, 6/30/21		4,327	4,307,662
Virgin Media Investment Holdings Ltd., Term Loan F, 2.75%, 6/07/23		2,890	2,879,632
WideOpenWest Finance LLC, Replacement Term B Loan, 4.50%, 4/01/19		17,660	17,642,547

			211,469,592
Metals & Mining — 0.7%
Novelis, Inc.:
Initial Term Loan, 3.75%, 3/10/17		12,260	12,247,423
Term Loan B, 3.25%, 5/18/22		5,644	5,636,907

			17,884,330
Multiline Retail — 0.7%
Dollar Tree, Inc., Initial Term B Loan, 4.25%, 3/09/22		8,565	8,643,541
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		9,621	9,440,467

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2015	7

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Multiline Retail (concluded)
Hudson’s Bay Co., Initial Term Loan (First Lien), 4.75%, 11/04/20	USD	2,223	$2,231,314

			20,315,322
Multi-Utilities — 0.2%
Power Borrower LLC, Initial Term Loan (Second Lien), 8.25%, 11/06/20		4,800	4,740,000
Oil, Gas & Consumable Fuels — 2.8%
American Energy - Utica LLC:
Incremental Tranche 1 Loan (Second Lien), 11.00%, 9/30/18		1,404	1,319,674
Incremental Tranche 2 Loan (Second Lien), 11.00%, 9/30/18		1,404	1,319,881
Arch Coal, Inc., Term Loan, 6.25%, 5/16/18		9,044	6,349,088
Bronco Midstream Funding LLC, Term Loan, 5.00%, 8/15/20		9,307	9,050,889
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		6,040	6,117,898
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-3 Loan, 3.50%, 5/24/18		13,330	13,234,157
Fieldwood Energy LLC, Closing Date Loan, 3.88%, 10/01/18		4,119	3,986,857
Foresight Energy LLC, Term Loan, 5.50%, 8/21/20		1,405	1,392,926
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		14,928	14,679,825
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		151	150,124
Peabody Energy Corp., Term Loan, 4.25%, 9/24/20		1,107	987,015
Penn Products Terminals LLC, Tranche B Term Loan, 4.75%, 4/13/22		5,320	5,360,271
Southcross Energy Partners LP, Initial Term Loan, 5.25%, 8/04/21		3,543	3,529,938
Southcross Holdings Borrower LP, Term Loan, 6.00%, 8/04/21		2,868	2,767,934
Veresen Midstream LP, Tranche B-1 Term Loan, 5.25%, 3/31/22		7,580	7,636,850

			77,883,327
Pharmaceuticals — 4.9%
Akorn, Inc., Loan, 4.50%, 4/16/21		6,706	6,716,762
Amneal Pharmaceuticals LLC:
Second Incremental Term Loan, 4.50% - 5.75%, 11/01/19		2,125	2,132,310
Term Loan B, 5.00% - 6.25%, 11/01/19		5,043	5,068,428
Capsugel Holdings U.S., Inc., Initial Term Loan, 3.50%, 8/01/18		8,505	8,486,632
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 4.25%, 5/20/21		10,097	10,131,449
Concordia Healthcare Corp., Initial Term Loan, 4.75%, 4/21/22		3,090	3,113,175
Endo Luxembourg Finance Co. I S.à r.l., 2014 Term B Loan, 3.25%, 3/01/21		2,541	2,539,373
Envision Acquisition Co. LLC, Initial Term Loan (First Lien), 5.75%, 11/04/20		4,107	4,113,858
Horizon Pharma, Inc., 2015 Term Loan, 4.50%, 5/07/21		10,596	10,648,820
Mallinckrodt International Finance SA, Incremental Term B-1 Loan , 3.50%, 3/19/21		5,626	5,623,793

Floating Rate Loan Interests (b)		Par (000)	Value
Pharmaceuticals (concluded)
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.):
Term B-2 Loan, 4.00%, 9/30/19	USD	11,310	$11,303,605
Term B-3 Loan, 4.25%, 9/30/19		2,768	2,772,685
RPI Finance Trust, Term B-4 Term Loan, 3.50%, 11/09/20		12,265	12,277,077
Sage Products Holdings III LLC, Replacement Loan (First Lien), 5.00%, 12/13/19		1,188	1,187,586
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 3.50%, 12/11/19		3,232	3,233,768
Series D2 Term Loan B, 3.50%, 2/13/19		5,162	5,157,425
Series E1 Tranche B Term Loan, 3.50%, 8/05/20		5,937	5,935,817
Series F-1 Tranche B Term Loan, 4.00%, 4/01/22		33,113	33,184,944

			133,627,507
Professional Services — 2.5%
Connolly Intermediate, Inc.:
Initial Term Loan (First Lien), 4.50%, 5/14/21		11,941	11,963,564
Initial Term Loan (Second Lien), 8.00%, 5/13/22		7,350	7,377,563
EWT Holdings III Corp. (FKA WTG Holdings III Corp.), Term Loan (First Lien), 4.75%, 1/15/21		6,240	6,231,804
Koosharem LLC, Term Loan, 7.50%, 5/15/20		9,751	9,702,678
Redtop Acquisitions Ltd.:
Initial Dollar Term Loan (First Lien), 4.50%, 12/03/20		4,824	4,817,908
Initial Dollar Term Loan (Second Lien), 8.25%, 6/03/21		1,284	1,286,959
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21		26,341	26,256,758

			67,637,234
Real Estate Investment Trusts (REITs) — 0.3%
Communications Sales & Leasing, Inc. (CSL Capital LLC), Term Loan, 5.00%, 10/24/22		6,475	6,450,719
RHP Hotel Properties LP, Tranche B Term Loan, 3.75%, 1/15/21		2,208	2,217,698

			8,668,417
Real Estate Management & Development — 1.2%
CityCenter Holdings LLC, Term B Loan, 4.25%, 10/16/20		5,297	5,312,692
DTZ U.S. Borrower LLC (DTZ AUS Holdco PTY Ltd.), Initial Term Loan (First Lien), 5.50%, 11/04/21		8,293	8,323,814
FCA U.S. LLC (FKA Chrysler Group LLC), Term Loan B, 3.50%, 5/24/17		9,032	9,037,683
Realogy Group LLC (FKA Realogy Corp.):
Extended Synthetic Commitment, 0.03% - 4.40%, 10/10/16		450	445,514
Initial Term B Loan 2014, 3.75%, 3/05/20		10,903	10,913,650

			34,033,353

8	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2015

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Road & Rail — 1.0%
Coyote Logisitcs LLC, Initial Term Loan, 6.25%, 3/26/22	USD	5,650	$5,678,250
The Hertz Corp.:
Tranche B-1 Term Loan, 4.00%, 3/11/18		3,870	3,870,799
Tranche B-2 Term Loan, 3.50%, 3/11/18		10,728	10,690,061
PODS LLC, Initial Term Loan (First Lien), 5.25%, 2/02/22		3,700	3,737,000
SIRVA Worldwide, Inc., Loan, 7.50%, 3/27/19		4,008	4,028,241

			28,004,351
Semiconductors & Semiconductor Equipment — 1.6%
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan, 3.75%, 5/06/21		14,903	14,913,364
Freescale Semiconductor, Inc.:
Tranche B-4 Term Loan, 4.25%, 2/28/20		17,897	17,941,789
Tranche B5 Term Loan, 5.00%, 1/15/21		4,698	4,731,239
NXP BV, Tranche D Loan, 3.25%, 1/11/20		6,709	6,684,129

			44,270,521
Software — 4.6%
Applied Systems, Inc.:
Initial Term Loan (First Lien), 4.25% - 5.50%, 1/25/21		7,352	7,359,289
Initial Term Loan (Second Lien), 7.50%, 1/24/22		1,765	1,773,825
Diamond U.S. Holding LLC (Dealogic), Initial Term Loan, 4.75%, 12/17/21		3,781	3,789,976
Epicor Software Corporation (FKA Eagle Parent, Inc.), Term Loan, 3.75%, 5/12/22		10,555	10,564,922
First Data Corp.:
2017 Second New Dollar Term Loan, 3.68%, 3/24/17		13,955	13,936,300
2018 New Dollar Term Loan, 3.68%, 3/23/18		26,973	26,951,694
2018B Second New Term Loan, 3.68%, 9/24/18		150	149,886
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		14,782	14,705,610
Kronos, Inc., Incremental Term Loan (First Lien), 4.50%, 10/30/19		8,047	8,070,434
Mitchell International, Inc.:
Initial Loan (Second Lien), 8.50%, 10/11/21		5,000	4,990,650
Initial Term Loan, 4.50%, 10/13/20		8,426	8,445,284
Sabre GLBL, Inc. (FKA Sabre, Inc.):
Incremental Term Loan, 4.00%, 2/19/19		2,635	2,635,692
Term B Loan, 4.00%, 2/19/19		9,143	9,147,802
Sophia LP, Term B-1 Loan, 4.00%, 7/19/18		7,852	7,859,440
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche E Term Loan, 4.00%, 3/08/20		4,075	4,079,919
TIBCO Software, Inc., Term Loan, 6.50%, 12/04/20		1,297	1,296,426

			125,757,149
Specialty Retail — 3.4%
Academy Ltd., Initial Term Loan (2012), 4.50%, 8/03/18		12,336	12,367,278
General Nutrition Centers, Inc., Amended Tranche B Term Loan, 3.25%, 3/04/19		7,593	7,504,350

Floating Rate Loan Interests (b)		Par (000)	Value
Specialty Retail (concluded)
J. Crew Group, Inc., Initial Loan, 4.00%, 3/05/21	USD	5,669	$5,152,435
Michaels Stores, Inc.:
Incremental 2014 Term Loan, 4.00%, 1/28/20		4,709	4,725,613
Term B Loan, 3.75%, 1/28/20		2,216	2,217,024
National Vision, Inc., Initial Term Loan (First Lien), 4.00%, 3/12/21		12,279	12,140,876
The Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		9,307	9,307,330
Party City Holdings, Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19		14,326	14,340,799
PetCo Animal Supplies, Inc., New Loans, 4.00%, 11/24/17		5,309	5,317,312
PetSmart, Inc., Tranche B-1 Loan, 4.25%, 3/11/22		18,225	18,283,211
Things Remembered, Inc., Term Loan, 8.00%, 5/24/18		1,651	1,395,276

			92,751,504
Technology Hardware, Storage & Peripherals — 0.2%
CDW LLC (FKA CDW Corp.), Term Loan, 3.25%, 4/29/20		5,701	5,683,470
Textiles, Apparel & Luxury Goods — 0.5%
ABG Intermediate Holdings 2 LLC, Term Loan (First Lien), 5.50%, 5/27/21		8,068	8,081,602
Kate Spade & Co., Initial Term Loan, 4.00%, 4/09/21		3,808	3,795,751
Polymer Group, Inc., Initial Loan, 5.25%, 12/19/19		3,203	3,214,575

			15,091,928
Trading Companies & Distributors — 2.1%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		7,946	7,934,871
GYP Holdings III Corp., Term Loan (First Lien), 4.75%, 4/01/21		6,935	6,726,901
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		25,880	25,899,398
Interline Brands, Inc., Term Loan (First Lien), 4.00%, 3/17/21		2,782	2,776,698
McJunkin Red Man Corp., Term Loan, 5.00% - 6.25%, 11/08/19		2,743	2,726,080
Solenis International LP (Solenis Holdings 3 LLC):
Initial Dollar Term Loan (First Lien), 4.25%, 7/31/21		5,134	5,135,484
Initial Term Loan (Second Lien), 7.75%, 7/31/22		6,540	6,323,395

			57,522,827
Wireless Telecommunication Services — 0.3%
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan,, 3.25%, 3/24/21		7,880	7,844,042
Total Floating Rate Loan Interests — 92.1%			2,535,304,266

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2015	9

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)	USD	5,640	$5,748,536

Preferred Securities		Shares	Value
Preferred Stocks
Diversified Consumer Services — 0.0%
Education Management Corp., Series A-1, 7.50% (e)		1,705	76,725
Total Long-Term Investments (Cost — $2,668,149,473) — 96.8%			2,663,669,479

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (f)(g)	141,382,564	$141,382,564
Total Short-Term Securities (Cost — $141,382,564) — 5.1%		141,382,564
Total Investments (Cost — $2,809,532,037*) — 101.9%		2,805,052,043
Liabilities in Excess of Other Assets — (1.9)%		(51,827,913)

Net Assets — 100.0%		$2,753,224,130

Notes to Consolidated Schedule of Investments

*	As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,813,959,810

Gross unrealized appreciation	$16,677,809
Gross unrealized depreciation	(25,585,576)

Net unrealized depreciation	$(8,907,767)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	During the period ended May 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at May 31, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	46,841,956	94,540,608	141,382,564	$57,421	$3,295

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of May 31, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,819,546	CAD	3,454,000	Royal Bank of Canada	7/21/15	$44,524
USD	1,088,228	GBP	736,000	Barclays Bank PLC	7/21/15	(36,234)

Total						$8,290

10	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2015

Consolidated Schedule of Investments (continued)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$43,553,666	$20,100,393	$63,654,059
Common Stocks	$4,124,142	1,265,660	257,560	5,647,362
Corporate Bonds	—	48,658,733	4,579,798	53,238,531
Floating Rate Loan Interests	—	2,383,254,475	152,049,791	2,535,304,266
Non-Agency Mortgage-Backed Securities	—	5,748,536	—	5,748,536
Preferred Securities	—	76,725	—	76,725
Short-Term Securities	141,382,564	—	—	141,382,564

Total	$145,506,706	$2,482,557,795	$176,987,542	$2,805,052,043

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$44,524	—	$44,524
Liabilities:
Foreign currency exchange contracts	—	(36,234)	—	(36,234)

Total	—	$8,290	—	$8,290

[1]   Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2015, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$4,997,774	—	—	$4,997,774
Foreign currency at value	2,994	—	—	2,994

Total	$5,000,768	—	—	$5,000,768

During the period ended May 31, 2015, there were no transfers between Level 1 and Level 2.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2015	11

Consolidated Schedule of Investments (concluded)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Unfunded Floating Rate Loan Interests	Warrants	Total

Assets:
Opening Balance, as of August 31, 2014	$3,780,000	$34,453	$4,086,331	$180,781,017	$(721)	$2,631	$188,683,711
Transfers into Level 3[2]	1,937,862	—	—	35,843,575	—	—	37,781,437
Transfers out of Level 3[3]	—	—	—	(83,330,827)	—	—	(83,330,827)
Accrued discounts/premiums	49,760	—	(3,165)	149,581	—	—	196,176
Net realized gain (loss)	158,959	—	—	(757,397)	—	(15,896)	(614,334)
Net change in unrealized appreciation (depreciation)[4]	64,782	18,673	(126,904)	(1,422,722)	721	14,818	(1,450,632)
Purchases.	17,999,030	204,434	623,536	69,552,254	—	—	88,379,254
Sales	(3,890,000)	—	—	(48,765,690)	—	(1,553)	(52,657,243)

Closing Balance, as of May 31, 2015	$20,100,393	$257,560	$4,579,798	$152,049,791	—	—	$176,987,542

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2015[4]	$138,512	$18,673	$(126,904)	$(1,537,581)	—	—	$(1,507,300)

[2]

As of August 31, 2014, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $37,781,437 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[3]

As of August 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $83,330,827 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[4]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

12	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	July 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date:	July 23, 2015